TAXATION - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PRC Statutory income tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	(9.00%)	8.00%	3.00%
The effect of change in the tax rate of Jishang Preferred	0.00%	26.00%	(76.00%)
Difference in EIT rates of PRC entities	0.00%	0.00%	9.00%
Non-deductible expenses	(1.00%)	(2.00%)	(4.00%)
Additional deduction for research and development expenditures	48.00%	16.00%	25.00%
Share-based compensation	(23.00%)	(23.00%)	(17.00%)
Non-taxable income	0.00%	0.00%	7.00%
Permanent book-tax differences	7.00%	2.00%	0.00%
Change in valuation allowance	(83.00%)	(40.00%)	2.00%
Effective tax rates	(36.00%)	12.00%	(26.00%)